CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 73,380	$ 24,527	$ 114,246
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	105,891	63,449	56,921
Amortization of deferred financing costs, discount and debt premium	6,289	3,520	(4,372)
Equity in loss (income) of unconsolidated affiliates	367		(3,460)
Loss on early retirement of debt	38,430	155	1,937
Gain on valuation of unconsolidated affiliate			(35,582)
Change in fair value of acquisition related contingencies	37	57	90
Stock compensation expense	6,322	3,341	1,488
Loss on sale or disposal of property and equipment	319	836	6
Provision (benefit) for bad debt	531	161	(18)
Impairment charges	38,016
(Benefit) provision for deferred income taxes	(112,561)	11,201	(70,731)
Change in operating assets and liabilities:
Sale of trading securities	101
Accounts receivable	(19,110)	(4,874)	2,955
Inventory	105	687	(71)
Prepaid expenses and other assets	(629)	(1,654)	2,094
Interest payable	10,974	(344)	(14,112)
Income taxes payable	(470)		(137)
Accounts payable and accrued liabilities	(18,106)	(6,349)	4,750
Net cash provided by operating activities	129,886	94,713	56,004
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, net	(83,522)	(47,380)	(36,762)
Reimbursement of capital expenditures from West Virginia regulatory authorities	361	4,207	1,266
Proceeds from sale of property and equipment	135	1,560	153
Net cash used in business combinations	(1,313,051)	(194)	(124,768)
Investment in and loans to unconsolidated affiliate	(604)		(1,010)
Decrease in other assets, net		659	115
Net cash used in investing activities	(1,396,681)	(41,148)	(161,006)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan			800,000
Payments (proceeds) under Term Loan		(4,250)
Retirement of long-term debt			(728,664)
Debt premium proceeds	27,500
Payment of other long-term obligation	(43)
Payments on capital leases	(490)	(274)	(88)
Debt issuance costs	(51,526)	(4,288)	(25,820)
Call premium on early retirement of debt			(44,090)
Taxes paid related to net share settlement of equity awards	(11,365)	(744)
Proceeds from exercise of stock options	2,900	385
Net cash provided by (used in) financing activities	1,351,101	(73,671)	92,713
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	84,306	(20,106)	(12,289)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF YEAR	63,443	83,549	95,838
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	147,749	63,443	83,549
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	134,596	61,029	78,278
Restricted cash	3,267	2,414	5,271
Restricted cash included in other noncurrent assets	9,886
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF YEAR	147,749	63,443	83,549
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	84,604	47,696	78,378
Local income taxes paid	246	1,662	1,198
NON-CASH FINANCING ACTIVITIES
Net change in payables for capital expenditures	(317)	4,222	500
Equipment acquired under capital leases			870
New Term Loan
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Term Loan	1,450,000
Payments under Term Loan	(493,250)
6% Senior Notes
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes	875,000
Term Loan
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments (proceeds) under Term Loan	(1,062)	(4,250)	425,000
Retirement of long-term debt	(417,563)
7% Senior Notes
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Senior Notes			375,000
Principal payments under 7% Senior Notes			(2,125)
New Revolving Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	166,953
Payments under Revolving Credit Facility	(166,953)
Prior Revolving Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under Revolving Credit Facility	41,000	73,000	131,000
Payments under Revolving Credit Facility	(29,000)	$ (137,500)	$ (37,500)
Retirement of long-term debt	$ (41,000)